TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Disclosure of Income Tax Payable

	US Dollars
Figures in millions	2020	2019	2018

Balance at beginning of year	62	54	50
Refunds during the year	—	7	5
Payments during the year	(431)	(228)	(171)
Taxation of items included in the income statement	562	298	242
Offset of VAT and other taxes	(41)	(50)	(63)
Transfer from tax receivable relating to North America	(4)	(10)	—
Withholding tax transferred to trade, other payables and provisions	(7)	—	—
Translation	(2)	(9)	(9)
Balance at end of year	139	62	54
Included in the statement of financial position as follows:
Taxation asset included in trade, other receivables and other assets	(14)	(10)	(6)
Taxation liability	153	72	60
	139	62	54